Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 24, 2024	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (862,791)	$ (654,640)	$ (6,278,191)	$ (1,517,431)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	150,000		300,000
Impairment loss on Intellectual property			2,550,000
Loss on investment			500,000
Amortization of debt discounts			6,667
Stock based compensation	400,000		1,238,650
Gain on debt settlement			175,000
Changes in operating assets and liabilities:
Inventory, net			882
Accounts receivable		354
Prepaid expenses and other current assets	8,627	(43,775)	(79,985)
Accounts payable	1,379	139,502	(95,101)
Accrued expenses and other current liabilities	30,537	6,816	(10,180)
Net cash used in operating activities	(272,248)	(551,743)	(1,692,258)
Cash flows from investing activities:
Cash acquired in reverse merger	608,596
Net cash provided by investing activities	608,596
Cash flows from financing activities:
Proceeds from initial public offering			3,235,692
Proceeds from Convertible notes			170,000
Proceeds from related party debt		666,232	120,000
Repayments of related party debt			(120,000)
Proceeds from sale of stock			6,800
Net cash provided by financing activities		666,232	3,412,492
Net change in cash and cash equivalents	336,348	114,489	1,720,234
Cash and cash equivalents, beginning of period	132,650	18,161	468,998	18,161
Cash and cash equivalents, end of period	468,998	132,650	2,189,232	$ 468,998
Non-cash investing and financing activities:
Shares sold on subscription			800
Settlement of related party debt			78,980
Discounts on convertible promissory notes			$ 118,017